Equity - Schedule of Cash Distributions (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
O 2025 M1 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.005
O 2025 M2 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.005
O 2025 M3 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.005
O 2025 M4 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.04
O 2025 M5 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.025
O 2025 M6 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.03